CUFUND
================================================================================




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                          Short-Term Maturity Portfolio
                                   [bullet]
                            Adjustable Rate Portfolio
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                                SEMI-ANNUAL REPORT
                                       TO
                                  SHAREHOLDERS
                                    11/30/98











    THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.










                    SOUTHWEST CORPORATE FEDERAL CREDIT UNION
                               INVESTMENT ADVISER
--------------------------------------------------------------------------------

                                     CUFUND
                        THE CREDIT UNION FAMILY OF FUNDS


To Our Shareholders:

CUFUND, the Credit Union Family of Funds, has been serving natural person credit union investment needs since its inception in June 1992. During this period, the Short-Term Maturity Portfolio and the Adjustable Rate Portfolio have given credit unions an excellent investment option.

CUFUND remains unique among mutual funds as it is the only mutual fund to be advised by a credit union, Southwest Corporate Federal Credit Union. As a result, CUFUND is uniquely positioned to respond to the concerns and changes of natural person credit unions, as well as the continually changing regulatory environment. As the regulatory environment becomes more complex, we believe that the flexibility and investment expertise inherent to the portfolios of CUFUND will allow credit unions to continue to take advantage of all types of securities available to them in one easy package.

CUFUND has maintained a strong performance record since its inception. Over the past six years it has been our pleasure, Southwest Corporate Federal Credit Union, the adviser, SEI Investments Mutual Funds Services, the administrator and SEI Investments Distribution Co., the distributor, to offer CUFUND. We thank all credit unions for their support of and participation in CUFUND.

Sincerely


/S/SIGNATURE
MARK NAGLE
President

STATEMENT OF NET ASSETS                                                   CUFUND

November 30, 1998                                                    (Unaudited)




SHORT-TERM MATURITY PORTFOLIO
--------------------------------------------------------------------------------
                                        Par      Value
Description                            (000)     (000)
--------------------------------------------------------------------------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS (70.6%)
   FHLMC Pool #L73564 CMO
     5.000%, 03/01/01                $   496    $   490
   FHLMC Pool #L73582 CMO
     5.000%, 04/01/01                     19         19
   FHLMC Pool #L73595 CMO
     5.000%, 03/01/01                    275        272
   FHLMC Pool #L73633 CMO
     5.000%, 04/01/01                    230        227
   FHLMC Series 1481,
     Class E REMIC
     6.200%, 11/15/16                    559        558
   FHLMC Series 1490,
     Class PE REMIC
     5.750%, 07/15/06                    651        651
   FHLMC Series 1496,
     Class G REMIC
     4.000%, 03/15/19                  1,120      1,075
   FHLMC Series 1590,
     Class D REMIC
     5.500%, 06/15/13                     11         11
   FHLMC Series 1611,
     Class D REMIC
     5.250%, 01/15/16                     84         84
   FHLMC Series 1640,
     Class F REMIC
     5.713%, 10/15/07 (A)                217        217
   FHLMC Series 1671,
     Class D REMIC
     5.750%, 11/15/16                    283        283
   FHLMC Series 1678,
     Class A REMIC
     5.500%, 10/15/07                    444        443
   FHLMC Series 1679,
     Class A REMIC
     5.250%, 09/15/06                    278        277
   FHLMC Series 1734,
     Class E REMIC
     6.000%, 10/15/06                  2,000      2,015
   FHLMC Series 2055,
     Class OA REMIC
     6.000%, 03/15/02                  1,000      1,008
   FHLMC Series 2078,
     Class CA REMIC
     6.500%, 01/15/00                    166        167
   FNMA Series 1626,
     Class PN REMIC
     5.800%, 01/15/06                    971        974
   FNMA Series 1992-150,
     Class FV REMIC
     5.899%, 05/25/21 (A)              1,000        994
   FNMA Series 1992-155,
     Class E REMIC
     6.700%, 08/25/04                    652        652

--------------------------------------------------------------------------------
                                        Par      Value
Description                            (000)     (000)
--------------------------------------------------------------------------------
   FNMA Series 1992-175,
     Class PE REMIC
     6.500%, 10/25/04                $   513    $   513
   FNMA Series 1993-138,
     Class E REMIC
     5.750%, 12/25/16                    771        771
   FNMA Series 1993-199,
     Class E REMIC
     5.850%, 05/25/19                    878        878
   FNMA Series 1993-204,
     Class PD REMIC
     5.600%, 05/25/18                    862        861
   FNMA Series 1993-212,
     Class C REMIC
     6.000%, 11/25/00                    631        631
   FNMA Series 1993-212,
     Class E REMIC
     5.300%, 11/25/00                  1,634      1,629
   FNMA Series1994-12,
     Class PE REMIC
     5.750%, 04/25/07                    491        492
   FNMA Series 1994-27,
     Class PK REMIC
     6.500%, 06/25/00                    704        705
   FNMA Series 1994-72,
     Class E REMIC
     6.000%, 11/25/17                    550        552
   FNMA Series 1994-86,
     Class PD REMIC
     6.000%, 06/25/04                    273        273
   FNMA Series 1994-88,
     Class PD REMIC
     7.150%, 04/25/16                  1,035      1,035
   FNMA Series 2031,
     Class PA REMIC
     5.750%, 02/15/07                    769        769
   GNMA Series 1994-1,
     Class PC REMIC
     7.250%, 12/16/16                    515        519
                                               --------
Total U.S. Agency Mortgage-
     Backed Obligations
     (Cost $20,024)                              20,045
                                               --------

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (19.8%)
   Countrywide Mortgage
     Securities Series 1994-D,
     Class A1 REMIC
     5.781%, 03/25/24 (A)                291        292
   General Electric Mortgage
     Services Series 1994-7,
     Class A4 REMIC
     5.500%, 02/25/09                    200        199

STATEMENT OF NET ASSETS                                                   CUFUND

November 30, 1998                                                    (Unaudited)

SHORT-TERM MATURITY PORTFOLIO (concluded)
--------------------------------------------------------------------------------
                                    Par/Shares  Value
Description                            (000)    (000)
--------------------------------------------------------------------------------
   General Electric Mortgage
     Services Series 1994-8,
     Class A3 REMIC
     6.000%, 02/25/24                 $2,000    $ 1,993
   General Electric Mortgage
     Services Series 1994-13,
     Class A1 REMIC
     6.500%, 04/25/24                    610        610
   Prudential Home Mortgage
     Securities Series 1993-43,
     Class A1 REMIC
     5.400%, 10/25/23                    333        330
   Prudential Home Mortgage
     Securities Series 1993-54,
     Class A21 REMIC
     5.500%, 01/25/24                  1,531      1,522
   Residential Funding Mortgage
     Securities Series 1993-S40,
     Class A1 REMIC
     5.713%, 11/25/23 (A)                466        465
   Residential Funding Mortgage
     Securities Series 1993-S45,
     Class A3 REMIC
     6.750%, 12/25/23                    203        203
                                                 ------
Total Non-Agency Mortgage-
     Backed Obligations
     (Cost $5,635)                                5,614
                                                 ------
U.S. GOVERNMENT AGENCY OBLIGATIONS (8.0%)
   FFCB*
     5.065%, 12/01/98                    213        213
   FHLMC*
     4.792%, 12/10/98                    500        499
     4.870%, 12/10/98                    390        389
   FNMA
     6.250%, 06/16/00                  1,000      1,020
   SLMA*
     4.931%, 12/02/98                    144        144
                                                 ------
Total U.S. Government
     Agency Obligations
     (Cost $2,247)                                2,265
                                                 ------
CASH EQUIVALENT (1.5%)
   SEI Daily Income Trust
     Treasury Fund                       443        443
                                                 ------
Total Cash Equivalent
     (Cost $443)                                    443
                                                 ------
--------------------------------------------------------------------------------
                                                 Value
Description                                      (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.9%)
     (Cost $28,349)                            $ 28,367
                                               --------
OTHER ASSETS AND LIABILITIES,
     NET (0.1%)                                      32
                                               --------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 2,864,475 outstanding
     shares of beneficial interest               29,041
   Undistributed net investment income                2
   Accumulated net realized loss
     on investments                                (662)
   Net unrealized appreciation
     of investments                                  18
                                               --------
TOTAL NET ASSETS (100.0%)                      $ 28,399
                                               ========
NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE                           $   9.91
                                               ========

*The rate shown is the effective yield at date of purchase.
CMO -- Collateralized Mortgage Obligation
FFCB -- Federal Farm Credit Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
SLMA -- Student Loan Marketing Association
REMIC -- Real Estate Mortgage Investment Conduit
(A) Adjustable Rate Features. Rate shown on the Statement of Net Assets is the rate in effect on November 30, 1998.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF NET ASSETS                                                   CUFUND

November 30, 1998                                                    (Unaudited)

ADJUSTABLE RATE PORTFOLIO
--------------------------------------------------------------------------------
                                        Par      Value
Description                            (000)     (000)
--------------------------------------------------------------------------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS (71.4%)
   FHLMC Pool # 970003 CMO
     7.266%, 01/01/23 (A)             $2,107    $ 2,123
   FHLMC Pool # 970021 CMO
     7.382%, 01/01/23 (A)              3,970      4,028
   FHLMC Series 1393,
     Class C REMIC
     6.000%, 01/15/04                  1,498      1,499
   FHLMC Series 1476,
     Class F REMIC
     5.649%, 02/15/08 (A)              3,196      3,173
   FHLMC Series 1491,
     Class E REMIC
     5.000%, 02/15/17                    363        362
   FHLMC Series 1500,
     Class E REMIC
     6.000%, 08/15/16                    650        651
   FHLMC Series 1506,
     Class PE REMIC
     5.650%, 07/15/05                    365        365
   FHLMC Series 1512,
     Class M REMIC
     5.349%, 05/15/08 (A)                885        871
   FHLMC Series 1541,
     Class KM REMIC
     5.799%, 08/15/22 (A)                191        191
   FHLMC Series 1546,
     Class FC REMIC
     5.938%, 12/15/21 (A)              5,019      5,035
   FHLMC Series 1598,
     Class E REMIC
     5.600%, 11/15/05 (A)                816        816
   FHLMC Series 1611,
     Class G REMIC
     5.813%, 05/15/21 (A)              3,848      3,860
   FHLMC Series 1671,
     Class J REMIC
     5.713%, 12/15/22 (A)              5,104      5,111
   FHLMC Series 1695,
     Class AK REMIC
     5.713%, 01/15/24 (A)                368        370
   FHLMC Series 1933,
     Class PA REMIC
     5.000%, 01/15/13                    919        917
   FHLMC Series 2055,
     Class OA REMIC
     6.000%, 03/15/02                  2,000      2,015
   FNMA Pool # 165655 CMO
     7.430%, 05/01/22 (A)                474        479
   FNMA Pool # 166291 CMO
     7.290%, 06/01/22 (A)              1,689      1,712
   FNMA Pool # 169164 CMO
     7.764%, 06/01/22 (A)                369        378
   FNMA Pool # 354900 CMO
     7.635%, 08/01/26 (A)                743        760
--------------------------------------------------------------------------------
                                        Par       Value
Description                            (000)      (000)
--------------------------------------------------------------------------------
   FNMA Pool # 359751 CMO
     7.837%, 09/01/26 (A)             $1,095   $  1,143
   FNMA Pool # 364612 CMO
     7.687%, 11/01/26 (A)                772        797
   FNMA Series 1992-28,
     Class F REMIC
     6.188%, 05/25/07 (A)                588        590
   FNMA Series 1992-150,
     Class FV REMIC
     5.899%, 05/25/21 (A)              2,000      1,989
   FNMA Series 1992-175,
     Class PE REMIC
     6.500%, 10/25/04                    908        907
   FNMA Series 1993-14,
     Class G REMIC
     6.000%, 06/25/19                  1,000        998
   FNMA Series 1993-58,
     Class E REMIC
     5.500%, 07/25/18                    356        354
   FNMA Series 1993-72,
     Class F REMIC
     5.799%, 05/25/08 (A)              1,000        988
   FNMA Series 1993-95,
     Class PD REMIC
     6.000%, 12/25/06                  1,147      1,149
   FNMA Series 1993-115,
     Class E REMIC
     5.500%, 04/25/19                    839        837
   FNMA Series 1993-116,
     Class FA REMIC
     5.399%, 07/25/22 (A)              4,665      4,624
   FNMA Series 1993-127,
     Class EA REMIC
     5.650%, 10/25/16                    927        923
   FNMA Series 1993-138,
     Class E REMIC
     5.750%, 12/25/16                  1,620      1,619
   FNMA Series 1993-168,
     Class PE REMIC
     6.000%, 08/25/17                  2,156      2,158
   FNMA Series 1993-209,
     Class E REMIC
     5.750%, 07/25/05                    448        448
   FNMA Series 1993-209,
     Class FG REMIC
     5.782%, 08/25/08 (A)              2,680      2,651
   FNMA Series 1993-210,
     Class FB REMIC
     6.090%, 10/25/22                  2,654      2,661
   FNMA Series 1993-212,
     Class E REMIC
     5.300%, 11/25/00                  3,268      3,258
   FNMA Series 1993-221,
     Class F REMIC
     5.732%, 03/25/08 (A)              2,718      2,687

STATEMENT OF NET ASSETS                                                   CUFUND

November 30, 1998                                                    (Unaudited)

ADJUSTABLE RATE PORTFOLIO (continued)
--------------------------------------------------------------------------------
                                       Par       Value
Description                           (000)      (000)
--------------------------------------------------------------------------------
   FNMA Series 1994-42,
     Class FN REMIC
     5.399%, 03/25/23 (A)             $3,424    $ 3,364
   FNMA Series 1994-86,
     Class PD REMIC
     6.000%, 06/25/04                    547        546
   FNMA Series 1994-87,
     Class F REMIC
     5.544%, 03/25/09 (A)              1,248      1,258
   FNMA Series 1994-88,
     Class PD REMIC
     7.150%, 04/25/16                  2,417      2,414
   FNMA Series 1997-20,
     Class F REMIC
     5.902%, 03/25/27 (A)              9,213      9,099
   GNMA Series 31,
     Class FC REMIC
     5.463%, 08/25/23 (A)              1,907      1,913
                                                 ------
Total U.S. Agency Mortgage-
     Backed Obligations
     (Cost $84,030)                              84,091
                                                 ------

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (22.6%)
   DLJ Mortgage Acceptance
     Series 1994-Q1,
     Class 1A1 REMIC
     7.986%, 03/25/24 (A)              1,238      1,239
   Fund America Investors II
     Series 1993-J,
     Class M REMIC
     8.035%, 11/25/23 (A)                758        758
   General Electric Mortgage
     Services Series 1994-8,
     Class A3 REMIC
     6.000%, 02/25/24                  2,865      2,855
   Merrill Lynch Mortgage
     Investments Series 1991-F,
     Class A2 REMIC
     6.590%, 06/15/16 (A)              4,541      4,602
   Merrill Lynch Mortgage
     Investments Series 1992-C,
     Class A2 REMIC
     6.538%, 06/15/17 (A)              3,147      3,149
   Prudential Home Mortgage
     Securities Series 1993-5,
     Class A7 REMIC
     5.763%, 03/25/00 (A)              5,321      5,340
   Resolution Trust Series 1992-3,
     Class A4 REMIC
     5.613%, 09/25/30 (A)                717        717
   Resolution Trust Series 1992-16,
     Class A4 REMIC
     7.408%, 08/25/22 (A)              1,791      1,785
--------------------------------------------------------------------------------
                                   Par/Shares     Value
Description                           (000)       (000)
--------------------------------------------------------------------------------
   Resolution Trust Series 1992-M4,
     Class A4 REMIC
     5.925%, 09/25/21 (A)             $1,140 $    1,141
   Salomon Brothers Mortgage
     Securities VII Series 1992-2,
     Class A4 REMIC
     7.405%, 06/25/22 (A)              1,550      1,565
   Salomon Brothers Mortgage
     Securities VII Series 1992-4,
     Class A5 REMIC
     7.500%, 09/25/22 (A)                826        816
   Salomon Brothers Mortgage
     Securities VII Series 1992-6,
     Class A1 REMIC
     7.520%, 11/25/22 (A)              1,580      1,585
   Securitized Assets Sales
     Series 1993-8,
     Class A2 REMIC
     7.661%, 12/26/23 (A)              1,022      1,051
                                             ----------
Total Non-Agency Mortgage-
     Backed Obligations
     (Cost $26,506)                              26,603
                                             ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (3.2%)
   FFCB*
     5.020%, 12/01/98                    205        205
   FHLB*
     5.062%, 12/04/98                    870        870
   FHLMC*
     4.951%, 12/02/94                  1,648      1,648
   FNMA*
     4.850%, 12/18/98                    240        239
     4.850%, 12/22/99                    750        747
                                             ----------
Total U.S. Government
     Agency Obligations
     (Cost $3,709)                                3,709
                                             ----------

CASH EQUIVALENT (2.7%)
   SEI Daily Income Trust
     Treasury Fund                     3,229      3,229
                                             ----------
Total Cash Equivalent
     (Cost $3,229)                                3,229
                                             ----------
TOTAL INVESTMENTS (99.9%)
     (Cost $117,474)                            117,632
                                             ----------
OTHER ASSETS AND LIABILITIES,
     NET (0.1%)                                      62
                                             ----------

STATEMENT OF NET ASSETS                                                   CUFUND

November 30, 1998                                                    (Unaudited)




ADJUSTABLE RATE PORTFOLIO (concluded)
--------------------------------------------------------------------------------
                                                 Value
Description                                      (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 11,794,403 outstanding
     shares of beneficial interest             $118,213
   Distributions in excess of net
     investment income                               (3)
   Accumulated net realized loss
     on investments                                (674)
   Net unrealized appreciation
     on investments                                 158
                                               --------
TOTAL NET ASSETS (100.0%)                      $117,694
                                               ========
 NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE                           $   9.98
                                               ========

*The rate shown is the effective yield at date of purchase.
CMO -- Collateralized Mortgage Obligation
DLJ -- Donaldson, Lufkin, & Jenrette
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
(A) Adjustable Rate Features. Rate shown on the Statement of Net
    Assets is the rate in effect on November 30, 1998.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS                                                   CUFUND

For the period ended November 30, 1998                               (Unaudited)

                                                                                        (IN THOUSANDS)
                                                                             ----------------------------------------------
                                                                             SHORT-TERM MATURITY  ADJUSTABLE RATE
                                                                                  PORTFOLIO          PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
Investment Income                                                                    $838             $3,671
---------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees                                                            47                196
   Waiver of Investment Advisory Fees                                                 (30)              (120)
   Administrator Fees                                                                  22                 87
   Custodian Fees                                                                       1                  6
   Professional Fees                                                                    8                 31
   Registration Fees                                                                   --                  2
   Trustee Fees                                                                         4                 18
   Printing Fees                                                                        3                 12
   Transfer Agent Fees                                                                 --                  2
   Other                                                                                2                  5
---------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                                                  57                239
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                                 781              3,432
---------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain on Investments                                                   158                 --
---------------------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation/(Depreciation) of Investments                            3               (292)
---------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments                                161               (292)
---------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                                  942              3,140
===========================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS                                        CUFUND

                                                                     (Unaudited)

                                                                                              (IN THOUSANDS)
                                                                    ----------------------------------------------------------------
                                                                        SHORT-TERM MATURITY                  ADJUSTABLE RATE
                                                                              PORTFOLIO                         PORTFOLIO
                                                                    -----------------------------      -----------------------------
                                                                         06/01/98     06/01/97            06/01/98     06/01/97
                                                                       TO 11/30/98  TO 05/31/98         TO 11/30/98  TO 05/31/98
------------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income                                               $   781        $ 1,590           $  3,432        $  7,282
   Net Realized Gain/(Loss) on Investments                                 158             --                 --             (16)
   Net Unrealized Appreciation/(Depreciation) of Investments                 3            179               (292)            (64)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                       942          1,769              3,140           7,202
------------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income                                                  (771)        (1,596)            (3,386)         (7,295)
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued                                              --             --                 --             900
   Shares Issued in Lieu of Cash Distributions                              46            114                290             565
   Cost of Shares Redeemed                                              (1,363)          (410)            (7,748)        (24,934)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in Net Assets from Capital Share Transactions                  (1,317)          (296)            (7,458)        (23,469)
------------------------------------------------------------------------------------------------------------------------------------
        Total Decrease in Net Assets                                    (1,146)          (123)            (7,704)        (23,562)
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period                                                  29,545         29,668            125,398         148,960
------------------------------------------------------------------------------------------------------------------------------------
   End of Period (1)                                                   $28,399        $29,545           $117,694        $125,398
====================================================================================================================================
Capital Share Transactions:
   Shares Issued                                                            --             --                 --              90
   Shares Issued in Lieu of Cash Distributions                               4             12                 29              56
   Shares Redeemed                                                        (137)           (42)              (774)         (2,488)
------------------------------------------------------------------------------------------------------------------------------------
Net Capital Share Transactions                                            (133)           (30)              (745)         (2,342)
====================================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) Including undistributed net investment income (distributions in excess of net investment income) (000) of $2 and $(7) for Short-Term Maturity Portfolio, $(3) and $(50) for Adjustable Rate Portfolio at November 30, 1998 and May 31, 1998, respectively.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                                      CUFUND

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                          NET
                NET                   REALIZED AND                             NET               NET                  RATIO OF NET
               ASSET                   UNREALIZED   DIVIDENDS                 ASSET             ASSETS    RATIO OF     INVESTMENT
               VALUE         NET         GAINS      FROM NET    CAPITAL       VALUE             END OF    EXPENSES      INCOME
             BEGINNING    INVESTMENT  (LOSSES) ON  INVESTMENT    GAINS        END OF   TOTAL    PERIOD   TO AVERAGE    TO AVERAGE
             OF PERIOD      INCOME    INVESTMENTS    INCOME   DISTRIBUTIONS   PERIOD   RETURN   (000)    NET ASSETS    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Maturity Portfolio
    For the six month period ended November 30:(Unaudited)

    1998*   $  9.86         0.26          0.05       (0.26)        --        $ 9.91     3.18%   $28,399     0.39%         5.32%
    For the years ended May 31:
    1998       9.80         0.53          0.06       (0.53)        --          9.86     6.17     29,545     0.39          5.37
    1997       9.76         0.52          0.04       (0.52)        --          9.80     5.90     29,668     0.39          5.33
    1996       9.73         0.52          0.03       (0.52)        --          9.76     5.73     30,633     0.38          5.27
    1995       9.59         0.50          0.14       (0.50)        --          9.73     6.92     35,050     0.38          5.24
    1994      10.00         0.41         (0.38)      (0.41)      (0.03)        9.59     0.23     41,737     0.38          4.23

Adjustable Rate Portfolio
    For the six month period ended November 30:(Unaudited)
    1998*    $10.00         0.28         (0.02)      (0.28)        --        $ 9.98     2.60%  $117,694     0.39%        5.60%
    For the years ended May 31:
    1998      10.01         0.56         (0.01)      (0.56)        --         10.00     5.63    125,398     0.39         5.58
    1997       9.96         0.57          0.05       (0.57)        --         10.01     6.36    148,960     0.39         5.66
    1996       9.94         0.59          0.02       (0.59)        --          9.96     6.29    153,760     0.39         5.92
    1995       9.96         0.53         (0.02)      (0.53)        --          9.94     5.25    162,147     0.38         5.34
    1994      10.02         0.37         (0.06)      (0.37)        --          9.96     3.19    183,486     0.38         3.70


------------------------------------------------------------------------------------------------------------------------------------

                         RATIO OF NET
           RATIO OF      INVESTMENT
           EXPENSES        INCOME
          TO AVERAGE     TO AVERAGE
          NET ASSETS     NET ASSETS     PORTFOLIO
          (EXCLUDING     (EXCLUDING      TURNOVER
           WAIVERS)        WAIVERS)        RATE
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Maturity Portfolio
    For the six month period ended November 30:(Unaudited)
    1998*      0.59%        5.12%           76%
    For the years ended May 31:
    1998       0.59         5.17            76
    1997       0.58         5.14            63
    1996       0.61         5.04            42
    1995       0.51         5.11            53
    1994       0.55         4.06           148
Adjustable Rate Portfolio
    For the six month period ended November 30:(Unaudited)
    1998*      0.59%        5.40%           17%
    For the years ended May 31:
    1998       0.59         5.38            31
    1997       0.56         5.49            17
    1996       0.53         5.78            23
    1995       0.51         5.21             4
    1994       0.51         3.57            67

 Amounts designated as "--" are either $0 or have been rounded to $0.
 * Ratios for the period have been annualized.
 Returns are for the period indicated and have not been annualized.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS                                             CUFUND

November 30, 1998                                                    (Unaudited)

 1. Organization:
 CUFUND (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated November 22, 1991 and had no operations through June 14, 1992 other than those related to organizational matters and the sale of initial shares of beneficial interest to SEI Investments Mutual Funds Services (the "Administrator") on January 16, 1992.

 The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company with two portfolios: the Short-Term Maturity Portfolio and the Adjustable Rate Portfolio (the "Portfolios"). The Trust's prospectus provides a description of each Portfolio's investment objectives, policies and strategies.

 2. Significant Accounting Policies:

 The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     SECURITIES VALUATION--Pursuant to policies established by the Board of Trustees of the Trust, the Administrator values the securities of each Portfolio based upon valuations provided by brokers or an independent pricing service. The pricing services rely primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuation. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Investment securities for which market prices are either (i) not readily available or not obtained, or (ii)deemed by the advisor to be materially inaccurate, are valued at fair value as determined in good faith under procedures established by the Board of Trustees.

     SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Gains and losses realized on sales of securities are determined on a first-in first-out (FIFO) basis. Interest income and expenses are recognized on the accrual basis. Purchase discounts and premiums are accreted and amortized over the life of each security and recorded as interest income using a method which approximates the effective interest method.

     DISTRIBUTIONS TO SHAREHOLDERS--Distributions of net investment income for each Portfolio are declared daily and paid monthly on the first business day. Any net realized capital gains will be distributed at least annually.

     FEDERAL INCOME TAXES--The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net capital gains to its shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS--The preparation of financial statements, in conformity with generally accepted accounting principles,requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.Actual results could differ from those estimates.

     OTHER--Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Trust are prorated to the Portfolios on the basis of relative net assets.

NOTES TO FINANCIAL STATEMENTS (concluded)                                 CUFUND

November 30, 1998                                                    (Unaudited)

3. Administrative and Distribution Agreements:

The Trust and the Administrator are parties to an administrative agreement dated May 1, 1992, under which the Administrator provides services for a fee that is computed daily and payable monthly, at an annual rate which is the greater of .09% of the average daily net assets of the Trust up to $750 million, and .0725% of the average daily net assets of the Trust exceeding $750 million, or $214,000. Effective October 26, 1998 the minimum annual fee of $214,000 was increased to $250,000. Certain officers of the Trust are also officers of the Administrator and/or Distributor. Such officers are paid no fees by the Trust for serving in their respective roles.

SEI Investments Distribution Co. (the "Distributor") acts as the distributor of the shares of the Trust. No compensation is paid to the Distributor for distribution services.

4. Investment Advisory and Custodian Agreements:

The Trust and Southwest Corporate Federal Credit Union (the "Adviser") are parties to an investment advisory agreement dated May 1, 1992, under which the Adviser receives an annual fee, which is calculated daily and paid monthly, at an annual rate of .32% of the average daily net assets of each Portfolio. The Adviser has voluntarily agreed to waive all or a portion of its fees and reimburse expenses in order to limit the total operating expenses of each Portfolio to not more than .39% of each Portfolio's average daily net assets. The Adviser reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time. At November 30, 1998, the Adviser is the record owner of 84.19% and 90.04% of the outstanding shares of the Short-Term Maturity and Adjustable Rate Portfolios, respectively.

The Trust and First Union National Bank, (the "Custodian") are parties to a custodial agreement dated May 1, 1992 under which the Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Portfolios.

5. Investment Transactions:

For the six month period ended November 30, 1998, purchases and sales of investment securities and United States Government Obligations (other than short-term securities) were as follows (000):



                  U.S. GOVERNMENT   OTHER INVESTMENT
                    SECURITIES         SECURITIES
                  ---------------   ----------------
                 PURCHASES  SALES   PURCHASES     SALES
                 ---------  -----   ---------     -----
Short-Term
   Maturity
   Portfolio     $ 9,056   $10,151   $1,420      $3,293

Adjustable
   Rate
   Portfolio     $11,405   $20,019   $   --      $8,195


The total cost of securities held for federal income tax purposes at November 30, 1998 for the Short-Term Maturity Portfolio and the Adjustable Rate Portfolio was not materially different from amounts reported for financial reporting purposes. The Short-Term Maturity Portfolio had net unrealized appreciation of $17,883, which was composed of gross unrealized appreciation of $57,723 and gross unrealized depreciation of ($39,840) for tax purposes. The Adjustable Rate Portfolio had net unrealized appreciation of $158,170, which was composed of gross unrealized appreciation of $346,693 and gross unrealized depreciation of ($188,523) for tax purposes.

6. Variable Rate Financial Instruments:

The Adjustable Rate Portfolio's investment policies include investing, under normal circumstances, at least 65% of its assets in adjustable rate mortgage securities or other adjustable rate securities that have interest rates that reset at periodic intervals. Such securities may experience less price volatility due to changes in market interest rates than other debt securities. These investments include securities subject to interest rate caps as well as certain securities that adjust based upon an index whose movements may not correlate directly with market movements. Both of these items may influence the pricing of the security.

                                      NOTES

                               INVESTMENT ADVISER
                    Southwest Corporate Federal Credit Union
                         7920 Belt Line Road, Suite 1100
                                Dallas, TX 75240

                                  ADMINISTRATOR
                      SEI Investments Mutual Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP
                              2000 One Logan Square
                           Philadelphia, PA 19103-6993

                         INDEPENDENT PUBLIC ACCOUNTANTS
                               Arthur Andersen LLP
                               1601 Market Street
                           Philadelphia, PA 19103-2499
CUF-F-009-03